787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

November 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Variable Series Funds, Inc.
Securities Act File No. 002-74452
Investment Company Act File No. 811-03290
Post-Effective Amendment No. 90

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 90 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the S&P 500 Index V.I. Fund (the “Fund”), a series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to respond to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on November 15, 2017 with respect to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement under the 1933 Act, which re-registered Class III Shares of the Fund and to make certain non-material changes to the Registrant’s Registration Statement. The Registrant is responding to the Staff’s comments by separate letter. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the Amendment, please call me at (212) 728-8172.

Sincerely,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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